CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts	$ 103,533	$ 52,338
Property and equipment, accumulated depreciation	$ 34,460	$ 25,013	$ 10,184
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	259,000,000	259,000,000	259,000,000
Undesignated Preferred Stock [Member]
Preferred Stock, shares authorized	49,800,000	49,800,000	49,800,000
Preferred Stock, par value per share		$ 0.001
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series 1 Preferred Stock [Member]
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, par value per share		$ 0.001	$ 0.001
Preferred Stock, shares issued	86,000	86,000	121,000
Preferred stock, shares outstanding	86,000	86,000	121,000
Class A Common Stock [Member]
Common Stock, shares authorized	250,000,000	250,000,000	250,000,000
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	29,544,943	29,416,612	19,901,794
Common Stock, shares outstanding	27,158,080	27,029,749	19,901,794
Class B Common Stock [Member]
Common Stock, shares authorized	9,000,000	9,000,000	9,000,000
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued	0	0	0
Common Stock, shares outstanding	0	0	0